STATEMENTS OF OPERATIONS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Revenues		$ 232,944,000
Loss from operations		(259,945,000)
Loss before income taxes		(294,145,000)
Provision for income tax		242,000
Net loss attributable to common shareholders		$ (294,387,000)
Net loss per ordinary share:
Net loss per ordinary share, basic (in dollars per share)		$ (36.74)
Net loss per ordinary share, diluted (in dollars per share)		$ (36.74)
Gores Metropoulos II, Inc.
Revenues	$ 0	$ 0
Organizational expenses	(4,000)	0
Professional fees	(33,000)	(7,784,171)
State franchise tax	(2,918)	(200,000)
Allocated expense for warrant issuance cost	0	(918,141)
Loss from operations	(39,918)	(8,902,312)
Other income - interest income	0	63,407
Loss from change in fair value of warrant liabilities	0	(1,740,000)
Loss before income taxes	(39,918)	(10,578,905)
Provision for income tax	0	0
Net loss attributable to common shareholders	$ (39,918)	$ (10,578,905)
Gores Metropoulos II, Inc. | Class A Common Stock
Net loss per ordinary share:
Net loss per ordinary share, basic (in dollars per share)	$ 0	$ (0.96)
Net loss per ordinary share, diluted (in dollars per share)	0	(0.96)
Gores Metropoulos II, Inc. | Class F Common Stock
Net loss per ordinary share:
Net loss per ordinary share, basic (in dollars per share)	0	(0.96)
Net loss per ordinary share, diluted (in dollars per share)	$ 0.00	$ (0.96)